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JOHN HANCOCK FINANCIAL SERVICES                           (JOHN HANCOCK(R) LOGO)
U.S. Wealth Management Law Department                        the future is yours
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

January 30, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-70728)

Ladies and Gentlemen:

John Hancock Life Insurance Company (U.S.A.) (the "Issuer") transmits this Post-Effective Amendment No. 28 to the captioned file ("Post-Effective Amendment") on behalf of its John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"). We previously registered the Registrant on SEC Form N-4 (No. 811-4113).

We are filing the Post-Effective Amendment under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), to include an updated variable annuity prospectus reflecting changes to the Venture(R) Variable Annuity Contract described in the currently effective Venture(R) Variable Annuity prospectus (the "Venture Prospectus"). Specifically, the new disclosures notify purchasers of changes to the costs and features of the Income Plus for Life Rider ("IFPL Rider") (the "material changes"). In addition, they reflect all supplemental and non-material updates (the "non-material changes") made to the Venture Prospectus since its last filing under Rule 485(b) on June 13, 2008.

The Registrant respectfully requests comments from the Staff on both the material and non-material changes no later than March 31, 2009, which would allow us enough time to address the Staff's comments, file an additional post-effective amendment with definitive rates and values, and print final prospectuses for an anticipated May 1, 2009 effectiveness date.

In a separate correspondence filing, the Issuer and John Hancock Life Insurance Company of New York are filing a letter pursuant to Rule 485(b)(1)(vii) that specifically outlines all the material and non-material changes referenced above (the "template language"). If the Rule 485(b)(1)(vii) request is approved, we intend to use the template language in other registered variable annuity separate accounts in those situations where the same amendments are being made to multiple registration statements. In addition to any additionally requested post-amendments, we intend to file the Rule 485(b) filings in April 2009 following Staff review and comment on this Post-Effective Amendment.

Please direct any comments and questions regarding the Registration Statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities